Note 4 - Related Party (Details Textual)																												1 Months Ended	9 Months Ended		12 Months Ended
	May 11, 2023 USD ($) $ / shares shares	Apr. 25, 2023 USD ($) $ / shares shares	Mar. 02, 2023 USD ($) $ / shares shares	Feb. 01, 2023 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) $ / shares shares	Sep. 29, 2022 USD ($) $ / shares shares	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 23, 2022 USD ($) $ / shares shares	Aug. 23, 2022 USD ($) $ / shares shares	Jul. 22, 2022 $ / shares shares	May 03, 2022 $ / shares shares	Apr. 11, 2022 $ / shares shares	Apr. 08, 2022 USD ($) $ / shares shares	Apr. 08, 2022 USD ($) $ / shares shares	Apr. 02, 2022 USD ($) $ / shares shares	Mar. 25, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 08, 2021 USD ($) $ / shares shares	Dec. 08, 2021 USD ($) shares	Jul. 02, 2021 USD ($) shares	May 25, 2021 USD ($) shares	Apr. 22, 2021 USD ($) $ / shares shares	Feb. 05, 2021 USD ($) shares	Jan. 27, 2021 USD ($) $ / shares shares	Jan. 07, 2021 USD ($) shares	Jan. 04, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) ft² $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft² $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 07, 2023 shares	Dec. 31, 2020 $ / shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																															1,591,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																		$ 2.66											$ 2.5		$ 2.47	$ 2.66		$ 3.99
Proceeds from Issuance of Common Stock																													$ 3,675,000	$ 0	$ 0	$ 5,562,511
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																															$ 2.99	$ 4.36
Share-Based Payment Arrangement, Noncash Expense																															$ 862,079	$ 1,377,379
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares																															137,597	257,975
Facility in Irving, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²																													20,945		20,945
Lessor, Operating Lease, Renewal Term (Year)																													5 years		5 years
Operating Lease, Monthly Rate																													$ 10,036		$ 10,036
Operating Lease, Annual Escalation of Payments, Percent																													3.00%		3.00%
Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares) | shares																27,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term (Year)																10 years
Claudia [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares																												60,951
Stock Issued During Period, Value, Issued for Services																												$ 290,792
Claudia [Member] | October2020 Through December2020 [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares																										16,623
Stock Issued During Period, Value, Issued for Services																										$ 61,505
Ira Goldfarb [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares																																66,484
Stock Issued During Period, Value, Issued for Services																																$ 317,188
Ira Goldfarb [Member] | October2020 Through December2020 [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares																										18,133
Stock Issued During Period, Value, Issued for Services																										$ 67,092
Mr. Creed [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares) | shares											6,410
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares) | shares											24,151
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares											$ 3.9
Share-Based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate											20.00%
Mr. Mueller [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares) | shares													8,064
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares) | shares													24,151
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares													$ 3.1
Share-Based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate													20.00%
Board [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares																						2,000
Stock Issued During Period, Value, Issued for Services																						$ 20,000
Mr Ludeman [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares																				5,000					6,400
Stock Issued During Period, Value, Issued for Services																				$ 15,000					$ 40,000
Five Directors [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares																				41,665
Stock Issued During Period, Value, Issued for Services																				$ 125,000
Brad Burke [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares																					5,882			12,500
Proceeds from Issuance of Common Stock																					$ 25,000			$ 50,000
Mr Brad Burke [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares												$ 4.09
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award (in shares) | shares												75,000
Common Stock Awards [Member] | Claudia [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares																																5,541
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period, Value																																$ 12,467
Common Stock Awards [Member] | Ira Goldfarb [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares																																6,044
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period, Value																																$ 13,599
Stock Option4 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																406.00%
Call Option Value																$ 72,692
Share-Based Payment Arrangement, Noncash Expense																$ 72,692															$ 72,692
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares																27,500
Stock Option4 [Member] | Mr Burke [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number (in shares) | shares																															47,500
Shares Issued, Price Per Share (in dollars per share) | $ / shares																															$ 4.87
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term (Year)																															8 years 1 month 6 days
Share-Based Payment Arrangement, Noncash Expense																															$ 782,081	543,332
Share-Based Payment Arrangement, Option [Member] | Brad Burke [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																							$ 5.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term (Year)																							10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																							193.00%
Share-Based Payment Arrangement, Noncash Expense																															128,733	20,814
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares																							27,500
Call Option Per Share (in dollars per share) | $ / shares																							$ 5.4381
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture																							$ 149,547
Stock Option6 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																	$ 2.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																	406.00%
Call Option Value																	$ 14,413
Share-Based Payment Arrangement, Noncash Expense																	$ 2,220
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares																	6,382
Stock Option6 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																									$ 6.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																									198.00%
Call Option Value																									$ 149,239
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares																									24,151
Stock Option7 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																			$ 3
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																			199.00%
Call Option Value																			$ 55,094
Share-Based Payment Arrangement, Noncash Expense																															4,636	$ 693
Stock Option7 [Member] | Board of Directors Chairman [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																											$ 3.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																											198.00%
Call Option Value																											$ 591,178
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares																			18,531								75,000
Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt														$ 3,700,000				$ 2,075,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares														925,000	925,000			311,250														311,250
Warrants and Rights Outstanding, Term (Year)														10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares														$ 2.35	$ 2.35			$ 2.21														$ 2.21
Debt Instrument, Interest Rate, Stated Percentage														6.00%	6.00%
Proceeds from Warrant Exercises															$ 2,173,750
Fair Value of Warrants Issued																		$ 699,213														$ 699,213
Note and Warrant Purchase Agreement [Member] | Brad Burke [Member]
Proceeds from Issuance of Debt																		$ 25,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares																		3,750														3,750
Stock Purchase Agreement July2021 [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares																					714,701
Proceeds from Issuance of Common Stock																					$ 3,037,511
Stock Purchase Agreement Feb2021 [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares																								631,250
Proceeds from Issuance of Common Stock																								$ 2,525,000
Sold to Officers or Directors [Member] | Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt														$ 3,120,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares														780,000	780,000
Warrants Issued With Promissory Notes [Member]
Proceeds from Issuance of Debt						$ 250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	375,000	375,000			62,500	62,500	625,000	625,000	625,000	625,000																							312,500
Warrants and Rights Outstanding, Term (Year)	10 years	10 years			10 years	10 years	10 years	10 years	10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2.5	$ 2.5			$ 2.6	$ 2.6	$ 2.6	$ 2.6	$ 2.6	$ 2.6
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares	25,000	25,000			25,000	25,000	25,000	25,000	25,000	25,000
Call Option Value						$ 196,942
Share-Based Payment Arrangement, Noncash Expense																															$ 2,018
Call Option Per Share (in dollars per share) | $ / shares						$ 3.15
Warrants Issued With Promissory Notes [Member] | Board of Directors Chairman [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		187,500	62,500	125,000
Warrants and Rights Outstanding, Term (Year)		10 years	10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 2.5	$ 2.6	$ 2.6
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares) | shares		25,000	25,000	25,000
Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt	$ 1,500,000	$ 1,500,000						$ 2,500,000	$ 2,500,000	$ 2,500,000				$ 3,700,000																		$ 2,075,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares									625,000	625,000				925,000	925,000			311,250														311,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares									$ 2.6	$ 2.6				$ 2.35	$ 2.35			$ 2.21														$ 2.21
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%					8.00%	8.00%	8.00%	8.00%
Promissory Notes and Warrants [Member] | Board of Directors Chairman [Member]
Proceeds from Issuance of Debt		$ 750,000	$ 250,000	$ 500,000
Promissory Notes and Warrants [Member] | One Director [Member]
Proceeds from Issuance of Debt					$ 250,000		$ 750,000